Cover	May 04, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	001-37665
Entity Registrant Name	HERTZ GLOBAL HOLDINGS, INC
Entity Central Index Key	0001657853
Entity Tax Identification Number	61-1770902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.01 per share
Trading Symbol	HTZGQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
The Hertz Corpration [Member]
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2021
Entity File Number	001-07541
Entity Registrant Name	THE HERTZ CORPORATION
Entity Central Index Key	0000047129
Entity Tax Identification Number	13-1938568
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false